Intangible assets and Goodwill - Schedule of rollforward (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	£ 312
Amortisation of intangible assets	1,903	£ 23	£ 19
Ending balance	42,315	312
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	173	173
Additions on acquisition	5,887
Foreign currency translation	(75)
Ending balance	5,985	173	173
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0
Ending balance	36,204	0
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	19
Ending balance	21	19
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	120
Ending balance	105	120
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	408	405
Additions	2,556	3
Additions on acquisition	41,965
Foreign currency translation	(642)
Ending balance	44,287	408	405
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Additions	2,543	0
Additions on acquisition	36,078
Foreign currency translation	(567)
Ending balance	38,054	0	0
Cost | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	85	82
Additions	13	3
Additions on acquisition	0
Foreign currency translation	0
Ending balance	98	85	82
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	150	150
Additions	0	0
Additions on acquisition	0
Foreign currency translation	0
Ending balance	150	150	150
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(96)	(73)
Foreign currency translation	(27)
Ending balance	(1,972)	(96)	(73)
Accumulated Amortization | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(1,892)	(15)
Accumulated Amortization | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(11)	(8)
Accumulated Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Foreign currency translation	(27)
Ending balance	(1,850)	0	0
Accumulated Amortization | Acquired IP | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(1,877)	0
Accumulated Amortization | Acquired IP | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	0	0
Accumulated Amortization | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(66)	(58)
Foreign currency translation	0
Ending balance	(77)	(66)	(58)
Accumulated Amortization | Computer Software | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	0	0
Accumulated Amortization | Computer Software | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(11)	(8)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(30)	(15)
Foreign currency translation	0
Ending balance	(45)	(30)	£ (15)
Accumulated Amortization | Patents | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	(15)	(15)
Accumulated Amortization | Patents | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets	£ 0	£ 0